Subsequent Events: (Details Narrative) - USD ($)		1 Months Ended	6 Months Ended
	Aug. 02, 2022	Jul. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Subsequent Event [Line Items]
Convertible preferred stock dividends paid			$ 436,000	$ 151,000
Subsequent Event [Member] | Series A Preferred Stock [Member] | Dividend Paid [Member]
Subsequent Event [Line Items]
Cash dividends per share		$ 0.1615
Convertible preferred stock dividends paid		$ 73
Subsequent Event [Member] | Series A Preferred Stock [Member] | Dividend Declared [Member]
Subsequent Event [Line Items]
Cash dividends per share	$ 0.1615
Convertible preferred stock dividends paid	$ 73
Dividend payable date	Aug. 22, 2022
Dividend record of date	Aug. 15, 2022